Equity accounted investments - Equity accounted investments total carrying value (Details) - ZAR (R) R in Millions					12 Months Ended
	Jun. 30, 2021	Jun. 03, 2021	May 01, 2021	Apr. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Equity accounted investments
Carrying value of equity accounted investment	R 10,142				R 10,142	R 11,812	R 9,866
Other equity accounted investments
Equity accounted investments
Carrying value of equity accounted investment	258				258	375
Enaex Africa (Pty) Ltd
Equity accounted investments
Carrying value of equity accounted investment	R 295				295	512
Interest in associates (as a percent)	23.00%			49.00%
Proportion of equity interest disposed of			26.00%
ORYX GTL
Equity accounted investments
Carrying value of equity accounted investment	R 9,329				9,329	10,511
Interest in joint ventures (as a percent)	49.00%
Sasol Dyno Nobel Pty Ltd
Equity accounted investments
Carrying value of equity accounted investment	R 260				R 260	255
Interest in joint ventures (as a percent)	50.00%
Sasol Chevron Holdings Limited
Equity accounted investments
Carrying value of equity accounted investment						R 159
Proportion of equity interest disposed of		50.00%			50.00%